Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation expenses	$ 3,731	$ 14,329		$ 15,154	$ 15,745
Capitalized interest, incremental and other internal costs		16,832	16,832
Software and Software development costs [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Capitalized development costs of computer software	$ 4,699	$ 4,609	$ 4,699